ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Accounts payable and accrued liabilities
Category	December 31, 2020 2020	December 31, 2019
Accounts payable	$837	$768
Accrued liabilities	1,176	630
Total	$2,013	$1,398